Stock Options (Details Narrative)	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2019 USD ($)
Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of options granted	$ 432,922	$ 25,587
Options One [Member]
IfrsStatementLineItems [Line Items]
Fair value of options granted		$ 86,493